Document and Entity Information	Dec. 08, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001314102
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 08, 2025
Entity Registrant Name	EyePoint Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-51122
Entity Tax Identification Number	26-2774444
Entity Address, Address Line One	480 Pleasant Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	926-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	EYPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false